Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating Activities
Net income	$ 35,954	$ 46,396
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	29,177	29,771
Amortization and write-off of deferred finance cost and bond premium	1,864	1,993
Amortization of deferred dry dock and special survey costs	1,319	697
Stock based compensation	528	1,318
Gain on sale of vessels	(2,282)	(5,771)
Equity in net earnings of affiliated companies, net of dividends received	(833)	(1,159)
Changes in operating assets and liabilities:
Decrease in prepaid expenses and other current assets	1,404	1,388
Increase in accounts receivable	(1,737)	(3,143)
Increase in due from related parties short-term	(3,824)	(2,860)
Increase in restricted cash	(64)	(50)
(Increase)/ decrease in other long term assets	(3,930)	210
(Decrease)/ increase in accounts payable	(387)	726
Increase in accrued expenses	3,409	638
Payments for dry dock and special survey costs	(2,324)	0
Increase in due from related parties long-term	(6,430)	0
Decrease in due to related parties	0	(17,462)
(Decrease)/ increase in deferred revenue	(1,607)	1,452
Net cash provided by operating activities	50,237	54,144
Investing Activities
Acquisition of vessels	0	(29,397)
Dividends received from affiliates	2,853	757
Net cash proceeds from sale of vessels	18,449	71,224
Investment in affiliates	0	(4,826)
Loans receivable from affiliates	(4,275)	(3,289)
Net cash provided by investing activities	17,027	34,469
Financing Activities
Loan proceeds, net of deferred finance cost	0	25,954
Loan repayments	(34,682)	(64,198)
Dividend paid	(15,851)	(16,170)
Payment to related party	0	(11,265)
Decrease in restricted cash	0	(130)
Redemption of convertible shares and puttable common stock	(2,000)	(3,500)
Net cash used in financing activities	(52,533)	(69,309)
Net increase in cash and cash equivalents	14,731	19,304
Cash and cash equivalents, beginning of year	54,805	54,493
Cash and cash equivalents, end of period	69,536	73,797
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	36,187	35,700
Non-cash investing activities
Capitalized finance fees	0	19
Accrued interest on loan to affiliates	1,078	384
Deferred gain on sale of assets	8,459	8,972
Investment in affiliates received upon sale of vessels	0	27,111
Non-cash financing activities
Dividends payable	0	8,035
Acquisition of vessels	0	(914)
Due to related party	0	914
Stock based compensation	$ 528	$ 1,318